                                GOLD TRACK SELECT
                     SUPPLEMENT DATED APRIL 30, 2007 TO THE
                          GOLD TRACK SELECT PROSPECTUS
                              DATED APRIL 30, 2007

The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Separate Account QP for Variable Annuities issued by MetLife Insurance Company of Connecticut. Please keep this supplement with the prospectus for future reference.

Additional information regarding the Separate Account charge and funding options are available under the Gold Track Select Contract for the following plans:

     -    Nassau County Deferred Compensation Plan; and

     -    Carnegie Hall.

SEPARATE ACCOUNT CHARGE:

We are waiving an amount equal to the underlying fund expenses in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc.

The funding options are listed below, along with their investment objectives and investment advisors. For additional information regarding each funding option, please refer to the applicable funding option prospectus.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated)
(as a percentage of average daily net assets)

This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


                                                                                        TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                                                        ANNUAL        WAIVER        ANNUAL
                                          MANAGEMENT   DISTRIBUTION AND/OR    OTHER   OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                              FEE     SERVICE (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES
----------------                          ----------  --------------------  --------  ---------  ---------------  ---------


METLIFE INVESTORS SERIES TRUST -- CLASS
  A
  Loomis Sayles Global Markets+.........     0.70%             --             0.12%     0.82%           --         0.82%(1)
METROPOLITAN SERIES FUND, INC. --  CLASS
  A
  BlackRock Diversified Portfolio+......     0.44%             --             0.07%     0.51%           --         0.51%
  MetLife Stock Index Portfolio+........     0.25%             --             0.05%     0.30%         0.01%        0.29%(2)
  Oppenheimer Global Equity Portfolio...     0.53%             --             0.09%     0.62%           --         0.62%
VARIABLE INSURANCE PRODUCTS
  FUND -- INITIAL CLASS
  VIP Equity-Income Portfolio...........     0.47%             --             0.10%     0.57%           --         0.57%
  VIP Growth Portfolio..................     0.57%             --             0.11%     0.68%           --         0.68%
  VIP High Income Portfolio.............     0.57%             --             0.14%     0.71%           --         0.71%


---------
(1) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 though April 30, 2008 to reduce the Management Fee of the Portfolio to 0.243%.

+ This Variable Funding Option has been subject to a substitution. See page 3 of this Supplement.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE #1


                                       IF CONTRACT IS SURRENDERED AT THE                IF CONTRACT IS NOT SURRENDERED
                                             END OF PERIOD SHOWN:                    OR ANNUITIZED AT END OF PERIOD SHOWN:
                                ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                    1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum
Total Annual Operating
Expenses......................     $752       $1,134      $1,591      $2,810       $252        $774       $1,321      $2,810
Underlying Fund with Minimum
Total Annual Operating
Expenses......................     $667       $  879      $1,164      $1,945       $167        $519       $  894      $1,945


EXAMPLE #2 -- This example assumes that you have elected the CHART program at the maximum fee.

Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice. The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.


                                       IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:                     ANNUITIZED AT END OF PERIOD SHOWN:
                                ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                    1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum
Total Annual Operating
Expenses......................     $851       $1,428      $2,076      $3,742       $351       $1,068      $1,806      $3,742
Underlying Fund with Minimum
Total Annual Operating
Expenses......................     $768       $1,181      $1,670      $2,966       $268       $  821      $1,400      $2,966


The following table shows the investment objective and investment advisor/subadvisor of each funding option:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISOR/SUBADVISOR
---------------------------------  ---------------------------------  ---------------------------------


METLIFE INVESTORS SERIES
  TRUST -- CLASS A
  Loomis Sayles Global Markets     Seeks high total investment        Met Investors Advisory, LLC
     Portfolio                     return through a combination of    Subadvisor: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Diversified Portfolio  Seeks high total return while      MetLife Advisers, LLC ("MetLife
                                   attempting to limit investment     Advisers")
                                   risk and preserve capital.         Subadvisor: BlackRock Advisors,
                                                                      LLC
  MetLife Stock Index Portfolio    Seeks to equal the performance of  MetLife Advisers
                                   the Standard & Poors 500           Subadvisor: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers
     Portfolio                                                        Subadvisor: OppenheimerFunds,
                                                                      Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISOR/SUBADVISOR
---------------------------------  ---------------------------------  ---------------------------------

VARIABLE INSURANCE PRODUCTS
  FUND -- INITIAL CLASS
  VIP Equity-Income Portfolio      Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company, Inc. ("FMRC")
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   S&P 500(R) Index.
  VIP Growth Portfolio             Seeks to achieve capital           FMRC
                                   appreciation.
  VIP High Income Portfolio        Seeks a high level of current      FMRC
                                   income, while also considering
                                   growth of capital.


                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------


VARIABLE INSURANCE PRODUCTS        Equity-Income Portfolio            Fidelity VIP Equity-Income
VARIABLE INSURANCE PRODUCTS        Growth Portfolio                   Fidelity VIP Growth Portfolio
VARIABLE INSURANCE PRODUCTS        High Income Portfolio              Fidelity VIP High Income
                                                                      Portfolio


                          UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds


                   FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
------------------------------------------------------------  ------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          MET INVESTORS SERIES TRUST
  Templeton Global Asset Allocation Fund -- Class I             Loomis Sayles Global Markets Portfolio -- Class A
DREYFUS STOCK INDEX FUND INC. -- INITIAL SHARES               METROPOLITAN SERIES FUND, INC.
                                                                MetLife Stock Index Portfolio
VARIABLE INSURANCE PRODUCTS FUND -- INITIAL CLASS             METROPOLITAN SERIES FUND, INC.
  VIP Asset Manager(SM) Portfolio                             BlackRock Diversified Portfolio -- Class A


                                                                  April 30, 2007